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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Kidron Capital LLC
Address:        601 Carlson Parkway
                Suite 730
                Minnetonka, MN 55305

Form 13F File Number:  028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles M. Webster
Title:          Managing Member
Phone:          (952) 404-2309

Signature, Place, and Date of Signing:


    /s/ Charles M. Webster          Minnetonka, Minnesota      February 12, 2010
-----------------------------   ----------------------------   -----------------
        [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $404,299
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                          VOTING AUTHORITY
                                                       TOTAL VALUE           INVESTMENT ---------------------
ISSUER                             CLASS       CUSIP     (x1000)     SHARES  DISCRETION    SOLE   SHARED NONE
------------------------------ ------------- --------- ----------- --------- ---------- --------- ------ ----
AON CORP                       COM           037389103     115,020 3,000,000 DEFINED    3,000,000
CH ROBINSON                    COM           12541W209     117,458 1,999,978 SOLE       1,999,978
COMPASS MINERALS INTL INC      COM           20451N101      80,628 1,200,000 SOLE       1,200,000
JACOBSON ENGINEERING GROUP INC COM           469814107      37,610 1,000,000 SOLE       1,000,000
POLYONE CORP                   COM           73179P106      22,996 3,078,500 DEFINED    3,078,500
TEEKAY LNG PARTNERS L P        PRTNRSP UNITS Y8564M105      30,586 1,155,501 DEFINED    1,155,501